Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Numerator - basic and diluted
Net Loss	$ (2,521,718)	$ (1,037,172)	$ (5,504,481)	$ (3,401,295)	$ (4,940,548)	$ (4,378,074)
Denominator
Weighted average number of common shares outstanding —basic	43,692,686	42,281,985	43,063,637	40,280,409	40,840,413	33,702,858
Weighted average number of common shares outstanding —diluted	43,692,686	42,281,985	43,063,637	40,280,409	40,840,413	33,702,858
Loss per common share — basic	$ (0.06)	$ (0.02)	$ (0.13)	$ (0.08)	$ (0.12)	$ (0.13)
Loss per common share — diluted	$ (0.06)	$ (0.02)	$ (0.13)	$ (0.08)	$ (0.12)	$ (0.13)